14. Shares to be issued, common shares (Sept 30, 2019)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shares to be issued, common shares

Note 10 – Shares Issued for Compensation

The Company entered agreements with third party consultant and issued 262,691 shares for services rendered amounted to $497,377 for the year ended December 31, 2018. In addition, the Company has incurred services fee of $72,000 for the year ended December 31, 2018, which the Company will issue stock as compensation for service rendered.